Significant changes in the current reporting period	6 Months Ended
Jun. 30, 2024
Disclosure of changes in accounting estimates [abstract]
Significant changes in the current reporting period
3 Significant changes in the current reporting period
The financial position and performance of the Group, during the six months ended June 30, 2024, was affected by Egypt and Nigeria currency fluctuations.
Both Egypt and Nigeria face significant macroeconomic challenges, further exacerbated by ongoing regional conflicts. In 2023, the Egyptian government, while seeking increased access to a support program, collaborated with the International Monetary Fund (IMF) to implement policies aimed at promoting exchange rate flexibility and enhancing economic resilience. This resulted in a devaluation of the Egyptian Pound (EGP). The EGP was allowed to float more freely on the market, aligning with IMF loan conditions. During Six months ended June 30, 2024, the accumulated devaluation of the EGP against the US Dollar (USD) was 55%.
Similarly, in June 2023, Nigeria experienced a significant devaluation of the Nigerian Naira (NGN) against the US Dollar following a policy shift by the Central Bank of Nigeria. They abandoned their previous system of multiple exchange rates and allowed the NGN to trade more freely on the foreign exchange market. In February 2024, there was a further devaluation as the methodology for calculating the official exchange rate was revised, bringing it closer to the freely traded rate. During the Six months ended June 30, 2024, the accumulated devaluation of the NGN against the US Dollar (USD) was 71%.
Changes in accounting policies, estimates and assumptions
There have been no material changes in the accounting policies and basis of consolidation adopted in prior periods. None of the standards and interpretations that have been adopted for the first time have had a material impact on the Group's accounting policies.
There have been no material revisions to the nature and amount of estimates and assumptions reported in prior periods. In view of the business activities in which the Group engages, transactions are not substantially cyclical or seasonal in nature. Therefore, no specific disclosures are included in this connection in the explanatory notes to the interim condensed consolidated financial statements.